Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies [Abstract]
Commitments and contingencies

33. Commitments and contingencies

Commitments

Minimum purchase commitments

The Group has several supplier contracts primarily for production and packaging services where minimum purchase commitments exist in the contract terms. The commitments are associated with contracts that are enforceable and legally binding and that specify all significant terms, including fixed or minimum services to be used and fixed, minimum or variable price provisions. Historically, the Group’s annual purchase volumes have exceeded the minimum purchase commitments. For the year ended December 31, 2021, the Group had volume shortfalls during the transition to, and ramp-up of, new production facilities. The financial impact of the volume shortfalls was not material.

Leases and property, plant and equipment

The future cash outflows relating to leases that have not yet commenced are disclosed in Note 15.

The Group is committed to two purchase agreements regarding production equipment in Peterborough, UK, under which the Group’s obligations amount to $68.5 million. The production equipment is expected to be delivered in 2022.

Legal contingencies

From time to time, the Group may be involved in various claims and legal proceedings related to claims arising out of the operations. In July and September 2021, three securities class action complaints were filed under the captions Jochims v. Oatly Group AB et al., Case No. 1:21-cv-06360-AKH, Bentley v. Oatly Group AB et al., Case No. 1:21-cv-06485-AKH, and Kostendt v. Oatly Group AB et al., Case No. 1:21-cv-07904-AKH, in the United States District Court for the Southern District of New York against the Company and certain of its officers and directors, alleging violations of the Securities Exchange Act and SEC Rule 10b-5. These actions have been consolidated under the caption In re Oatly Group AB Securities Litigation, Consolidated Civil Action No. 1:21-cv-06360-AKH. The Company disputes each and every claim and intends to defend this matter vigorously.